Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Summary of future unconditional purchase obligations	The future unconditional purchase obligations as of December 31, 2019 are as follows: Year ended December 31,

Year ended December 31,
2020	37,332
2021	10,186
2022	558
2023	—
Total	$48,076